Debt - Summary of Loss on Extinguishment of Debt (Parenthetical) (Details) - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2024	Apr. 06, 2021
Extinguishment of Debt [Line Items]
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment		10.00%
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes
Extinguishment of Debt [Line Items]
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment	10.00%
Loss on extinguishment of debt	$ 4.9